Investments - Schedule of continuity of investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disclosure of Investments [Abstract]
Beginning balance	$ 6,974	$ 2,866
Additions	1,128	341
Unrealized gain on investments	16,115	3,743
Foreign exchange	229	24
Ending balance	$ 24,446	$ 6,974